SUPPLEMENTAL CASH FLOW DISCLOSURES	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Disclosures
SUPPLEMENTAL CASH FLOW DISCLOSURES

27. SUPPLEMENTAL CASH FLOW DISCLOSURES

During the year ended December 31, 2021:

-	The Company issued 15,000 common shares in lieu of cash.
-	The Company issued 1,200,000 units for the acquisition of Vital Intelligence. Each unit is comprised of one common share and one warrant. These warrants have an exercise price of $13.35 per warrant, each convert to one common share, and have a life of two years.
-	The Company issued 356,901 common shares in lieu of cash.
-	The Company recorded a change in fair value of investments of $332,640 to other comprehensive loss.

During the year ended December 31, 2020, the Company settled debt of $344,354 with the issuance of 111,082 common shares and recognized a gain on settlement of debt of $28,614.

During the year ended December 31, 2019:

-	Settlement of $822,003 in accounts payable and application of $153,566 in subscription receivable through issuance of shares;
-	Issuance of 400,000 common shares at $2.50 per shares as finders’ fees, and;
-	Settlement of $740,000 of convertible debentures.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars